Expense Example - Q3 All-Season Tactical Advantage ETF - Q3 All-Season Tactical Advantage ETF	Dec. 10, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 181
Expense Example, with Redemption, 3 Years	$ 560